Related Party Transactions - Schedule of Loan Receivable Related Parties (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Lakeshore Acquisition II Corp. [Member]
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable		$ 460,000
Related Parties [Member]
Schedule of Loan Receivable Related Parties [Line Items]
Loan receivable		$ 460,000